Quarterly Information (Unaudited) (Tables)	12 Months Ended
May 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Result of Operations

The following is a summary of the quarterly results of operations for the years ended May 31, 2017 and 2016:

	For Quarter Ended
(In thousands, except per share amounts)	August 31	November 30 (a)	February 28	May 31
2017
Net Sales	$1,252,063	$1,190,770	$1,022,496	$1,492,846
Gross Profit	$552,042	$521,681	$428,573	$663,392
Net Income Attributable to
RPM International Inc. Stockholders	$112,769	$(70,926)	$11,928	$128,052
Basic Earnings Per Share	$0.85	$(0.54)	$0.09	$0.96
Diluted Earnings Per Share	$0.83	$(0.54)	$0.09	$0.94
Dividends Per Share	$0.275	$0.300	$0.300	$0.300

(In thousands, except per share amounts)	August 31	November 30	February 29	May 31
2016
Net Sales	$1,242,526	$1,155,984	$988,555	$1,426,584
Gross Profit	$532,958	$493,934	$412,962	$647,194
Net Income Attributable to
RPM International Inc. Stockholders	$99,815	$83,433	$18,582	$152,895
Basic Earnings Per Share	$0.76	$0.63	$0.14	$1.16
Diluted Earnings Per Share	$0.74	$0.62	$0.14	$1.13
Dividends Per Share	$0.260	$0.275	$0.275	$0.275

(a)

Reflects the pretax goodwill and intangible asset impairment losses of $188.3 million related to our Kirker reporting unit.  Refer to Note B, “Goodwill and Other Intangible Assets,” for further information.  Also reflects $12.3 million pretax charge relating to the Flowcrete decision to exit the Middle East.